Investment securities	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2021	April 30 2021	October 31 2020
Debt investment securities measured at FVOCI	$57,390	$59,879	$76,638
Debt investment securities measured at amortized cost	20,562	21,925	31,644
Equity investment securities designated at FVOCI	2,617	2,262	1,859
Equity investment securities measured at FVTPL	1,134	1,010	1,222
Debt investment securities measured at FVTPL	31	31	26
Total investment securities	$81,734	$85,107	$111,389
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$7,950	$235	$2	$8,183
Canadian provincial and municipal debt	8,179	68	8	8,239
U.S. treasury and other U.S. agency debt	9,568	264	35	9,797
Other foreign government debt	29,995	112	265	29,842
Other debt	1,316	14	1	1,329
Total	$57,008	$693	$311	$57,390

As at April 30, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$11,769	$212	$3	$11,978
Canadian provincial and municipal debt	9,694	76	24	9,746
U.S. treasury and other U.S. agency debt	9,831	287	43	10,075
Other foreign government debt	27,043	130	192	26,981
Other debt	1,089	11	1	1,099
Total	$59,426	$716	$263	$59,879

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,374	$454	$–	$16,828
Canadian provincial and municipal debt	17,295	253	1	17,547
U.S. treasury and other U.S. agency debt	12,634	595	–	13,229
Other foreign government debt	27,643	274	17	27,900
Other debt	1,115	19	–	1,134
Total	$75,061	$1,595	$18	$76,638
(b) Debt investment securities measured at amortized cost

	As at
	July 31, 2021		April 30, 2021		October 31, 2020
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$13,067	$13,014	$13,897	$13,837	$17,955	$17,819
U.S. treasury and other U.S. agency debt	6,421	6,311	6,216	6,077	11,048	10,726
Other foreign government debt	981	968	1,516	1,502	1,766	1,744
Corporate debt	270	269	511	509	1,360	1,355
Total	$20,739	$20,562	$22,140	$21,925	$32,129	$31,644
(1)	Balances are net of allowances, which are not significant.

(c) Equity investment securities designated as at fair value through other comprehensive income (FVOCI)
The Bank has designated certain instruments at FVOCI shown in the following table as these equity securities are held for strategic purposes.

As at July 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$18	$–	$4	$14
Common shares	2,218	434	49	2,603
Total	$2,236	$434	$53	$2,617

As at April 30, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$16	$–	$5	$11
Common shares	1,891	390	30	2,251
Total	$1,907	$390	$35	$2,262

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$11	$–	$3	$8
Common shares	1,735	228	112	1,851
Total	$1,746	$228	$115	$1,859
Dividend income earned on equity securities designated at FVOCI of $27 million for the three months ended July 31, 2021 (April 30, 2021 – $26 million; July 31, 2020 – $16 million) and for the nine months ended July 31, 2021 – $79 million (July 31, 2020 – $50 million) has been recognized in interest income.
During the three months ended July 31, 2021, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $348 million (April 30, 2021 – $523 million; July 31, 2020 – $76 million) and for the nine months ended July 31, 2021 – $1,052 million (July 31, 2020 – $608 million). This has resulted in a realized gain of $58 million in the three months ended July 31, 2021 (April 30, 2021 – $72 million realized gain; July 31, 2020 – $2 million realized loss) and for the nine months ended a realized gain of $169 million (July 31, 2020 – $109 million realized loss).